Loss Per Share	6 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Loss Per Share

Basic and diluted loss per share is computed using the weighted average number of common stock outstanding.  Diluted loss per share and the weighted average number of shares of common stock exclude all potentially dilutive shares since their effect is anti-dilutive.  As at December 31, 2012, there were a total of 69,853,294 (December 31, 2011: 63,520,695) potentially dilutive stock options and warrants outstanding.